Operating Segment Information (Tables)	6 Months Ended
Jun. 30, 2026
Operating Segment Information [Abstract]
Schedule of Segment Revenue and Results

For the six months ended June 30, 2026 (unaudited)

	Media and entertainment	Hotel operation, hospitality and VIP services	Strategic investment	Total
	US$’000	US$’000	US$’000	US$’000
Segment revenue
Revenue
- from contract with customers	10,513	20,245	—	30,758
- other	—	—	35,106	35,106
	10,513	20,245	35,106	65,864
Segment results	1,820	(1,740)	35,106	35,186
Other income				2,080
Fair value change on financial liabilities at FVTPL				71
Finance costs				(7,343)
Corporate and other unallocated expenses				(2,019)
Profit before tax				27,975

For the six months ended June 30, 2025 (unaudited)

	Media and entertainment	Hotel operation, hospitality and VIP services	Strategic investment	Total
	US$’000	US$’000	US$’000	US$’000
Segment revenue
Revenue
- from contract with customers	9,976	12,668	—	22,644
- other	—	—	64,785	64,785
	9,976	12,668	64,785	87,429
Segment results	1,137	(2,289)	64,785	63,633
Other income				7
Share-based payments				(58,878)
Fair value change on financial liabilities at FVTPL				5,221
Finance costs				(4,614)
Corporate and other unallocated expenses				(1,732)
Profit before tax				3,637

Schedule of Segment Assets and Liabilities

Segment assets and liabilities

	As of	As of
	June 30,	December 31,
	2026	2025
	US$’000	US$’000
	(unaudited)	(audited)

Segment assets
Media and entertainment	122,697	126,874
Hotel operation, hospitality and VIP services	977,982	595,474
Strategic investments	516,972	494,524
Total segment assets	1,617,651	1,216,872
Unallocated corporate assets	187,164	247,204
Total assets	1,804,815	1,464,076

Segment liabilities
Media and entertainment	2,899	1,866
Hotel operation, hospitality and VIP services	92,094	70,519
Total segment liabilities	94,993	72,385
Unallocated corporate liabilities	777,367	552,602
Total liabilities	872,360	624,987

Schedule of Geographical Areas Based on Location of Operations

The following table sets forth the Group’s revenue from contract with customers by geographical areas based on the location of the operations:

	Six months ended
	June 30,
	2026	2025
	US$’000	US$’000
	(unaudited)	(unaudited)
Media and entertainment
- China (including Hong Kong)	387	111
- Europe	4,557	4,317
- America	3,276	3,690
- Southeast Asia	2,293	1,858
	10,513	9,976
Hotel operation, hospitality and VIP services
- China (including Hong Kong)	2,861	2,929
- Europe	188	-
- America	3,410	-
- Australia	2,219	-
- Southeast Asia	11,567	9,739
	20,245	12,668
Total	30,758	22,644